SEGMENT REPORTING - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating and reportable segments | segment	6
Revenue from contracts with customers	$ 61,352	$ 62,441	$ 68,275
Luxembourg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 123	$ 108	$ 128